Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net Loss	$ (508,980)	$ (416,175)	$ (2,133,793)	$ (1,872,987)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	4,185	2,632	15,419	7,159
Gain on forgiveness of debt	0	(9,679)	(23,245)	(30,652)
Loss on disposal of fixed asset	0	0	953	0
Stock issued for services	0	0	0	111,600
Warrants issued to consultants	0	0	590,335	574,642
Warrants issued to related party	71,473	72,317	121,448	0
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	395	0	355	743
(Decrease) in accrued expenses and other payables - related party	118,185	123,423	489,719	110,625
Increase in accounts payable	63,556	20,977	(28,753)	194,311
Net Cash Used In Operating Activities	(251,186)	(206,505)	(967,563)	(904,559)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	0	(39,278)	(39,285)	(41,805)
Net Cash Provided by (Used In) Investing Activities	0	(39,278)	(39,285)	(41,805)
Cash Flows From Financing Activities:
Repayment of loan payable	0	0	0	(3,981)
Proceeds from issuance of common stock	200,000	0	750,000	1,150,000
Net Cash Provided by Financing Activities	200,000	0	750,000	1,146,019
Net Increase (Decrease) in Cash	(51,186)	(245,783)	(256,848)	199,655
Cash at Beginning of Period	238,188	495,036	495,036	295,381
Cash at End of Period	187,002	249,253	238,188	495,036
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	0	171,102	238,342	736,816
Settlement of accounts payable with stock issuance	0	321	755	3,509
Gain on the sale of the fixed asset to a related party	0	0	0	8,956
Fixed asset sold to related party to cancel accounts payable - related party	$ 0	$ 0	$ 0	$ 5,548